DEFERRED REVENUE (Tables)	3 Months Ended
Mar. 31, 2015
Deferred Revenue Disclosure [Abstract]
Rollforward of deferred revenue
A rollforward of current deferred revenue follows.

	Williston Basin - Gas	Barnett Shale	Piceance Basin	Total current
	(In thousands)
Current deferred revenue, January 1, 2015	$—	$2,377	$—	$2,377
Additions	—	322	—	322
Less revenue recognized	—	322	—	322
Current deferred revenue, March 31, 2015	$—	$2,377	$—	$2,377
A rollforward of noncurrent deferred revenue follows.

	Williston Basin - Gas	Barnett Shale	Piceance Basin	Total noncurrent
	(In thousands)
Noncurrent deferred revenue, January 1, 2015	$17,132	$—	$38,107	$55,239
Additions	—	—	3,773	3,773
Less revenue recognized	27	—	—	27
Noncurrent deferred revenue, March 31, 2015	$17,105	$—	$41,880	$58,985